SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
The following tables present total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2016 and 2017:

Revenues:

	Year ended December 31,
	2015	2016	2017

United States	$92,034	$125,749	$145,453
Israel	5,203	6,818	7,282
United Kingdom	16,746	21,699	24,837
Europe, the Middle East and Africa *)	28,695	39,577	49,659
Other	18,134	22,770	34,470

	$160,812	$216,613	$261,701

*)          Excluding United Kingdom and Israel

Schedule of Long-Lived Assets by Geographic Location
For the year ended December 31, 2016, 12.1% of the Company's total revenues were derived from one channel partner. For the years ended December 31, 2015 and 2017, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets:

	December 31,
	2016	2017

United States	$1,421	$1,252
Israel	3,014	7,493
United Kingdom	90	233
Europe, the Middle East and Africa *)	24	39
Other	211	213

	$4,760	$9,230

*)          Excluding United Kingdom and Israel